Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 24, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense, Net		$ 173,000	$ 392,000	$ 814,000
Litigation Settlement, Expense		$ 0	$ 0	$ (2,700,000)
Directors and Officers Liability Insurance Provider
Commitments And Contingent Liabilities [Line Items]
Litigation Settlement, Expense	$ 2,700,000
SCAC
Commitments And Contingent Liabilities [Line Items]
Settlement Liabilities, Current					$ 2,700,000
Gain (Loss) Related to Litigation Settlement					$ (2,700,000)